Share Based Compensation (Details) - Schedule of Table Sets Forth the Amount of Share-Based Compensation Expense ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Share Based Compensation Expense Included in Each of the Relevant Financial Statement [Abstract]
Selling and marketing expenses	¥ 1,712	$ 236	¥ 705
Research and development expenses	818	113	1,263
General and administrative expenses	1,236	170	2,560
Total share-based compensation expenses	¥ 3,766	$ 519	¥ 4,528